COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contractual Obligations [Abstract]
Disclosure of commitments and contractual obligations in normal course of operations [Table Text Block]
(Cdn$ thousands)	1 Year	2-3 Years	4-5 Years	Thereafter	Total
Firm transportation & processing	99,606	208,173	158,644	188,176	654,599
Office buildings [1]	972	1,658	1,632	-	4,262
Drilling services	2,100	900	-	-	3,000
Total annual commitments	102,678	210,731	160,276	188,176	661,861
Accounts payable and accrued liabilities	135,547	-	-	-	135,547
Bank indebtedness - principal [2]	-	179,800	-	-	179,800
Bank indebtedness - interest	13,737	5,579	-	-	19,316
Term debt - principal	-	89,080	-	-	89,080
Term debt - PIK interest	-	5,196	-	-	5,196
Lease obligations[3]	1,405	2,398	1,899	1	5,703
Risk management contracts	7,286	-	-	-	7,286
Decommissioning obligations[3]	-	-	-	30,197	30,197
Total contractual obligations	157,975	282,053	1,899	30,198	472,125
Total future payments	260,653	492,784	162,175	218,374	1,133,986

1 Relates to non-lease components and non-indexed variable payments.

2 The Company's credit facility is subject to a semi-annual borrowing base review at the sole discretion of the lenders. See note 7 for additional information.
3 These values are undiscounted and will differ from the amounts presented elsewhere in these consolidated financial statements.